Reporting Segments	9 Months Ended
Sep. 30, 2013
Segment Reporting [Abstract]
Reporting Segments
Reporting Segments

Our operations are located in the United States and are organized into three reporting segments: (1) Gathering and Processing, (2) Transmission and (3) Terminals.

Gathering and Processing

Our Gathering and Processing segment provides “wellhead-to-market” services, which include transporting raw natural gas from the wellhead through gathering systems, treating the raw natural gas, processing raw natural gas to separate the NGLs from the natural gas, performing fractionation and selling or delivering pipeline-quality natural gas and NGLs to various markets and pipeline systems, to producers of natural gas and oil.

Transmission

Our Transmission segment transports and delivers natural gas from producing wells, receipt points or pipeline interconnects for shippers and other customers, including local distribution companies, or LDCs, utilities, and industrial and commercial and power generation customers.

Terminals

Our Terminals segment provides above-ground storage services at our marine terminals that support various commercial customers, including commodity brokers, refiners and chemical manufacturers to store a range of products, including crude oil, bunker fuel, distillates, chemicals and agricultural products.

These segments are monitored separately by management for performance and are consistent with internal financial reporting. These segments have been identified based on the differing products and services, regulatory environment and the expertise required for these operations. Gross margin is a performance measure utilized by management to monitor the business of each segment.

The contribution of the High Point System, which occurred concurrently with HPIP's acquisition of 90% of our General Partner, is presented within our Transmission Segment. The acquisiton of Blackwater is presented within our Terminals Segment. The following tables set forth our segment information for the three and nine months ended September 30, 2013 and 2012 (in thousands):

	Three months ended September 30,
	2013				2012
	Gathering and Processing	Transmission	Terminals	Total	Gathering and Processing	Transmission	Total
Revenue	$48,873	$27,704	$3,458	$80,035	$41,637	$12,710	$54,347
Loss on commodity derivatives, net	(499)	—	—	(499)	(946)	—	(946)
Total revenue	48,374	27,704	3,458	79,536	40,691	12,710	53,401
Operating expenses:
Purchases of natural gas, NGLs and condensate	38,162	19,811	—	57,973	32,105	9,260	41,365
Direct operating expenses	3,720	3,994	630	8,344	3,567	1,762	5,329
Selling, general and administrative expenses				5,157			3,246
Equity compensation expense				392			474
Depreciation, amortization and accretion expense				7,880			5,504
Total operating expenses				79,746			55,918
Gain on sale of assets, net				—			4
Operating loss				(210)			(2,513)
Interest and other expense				(2,636)			(1,501)
Net loss before income tax benefit				(2,846)			(4,014)
Income tax benefit				214			—
Net loss from continuing operations				(2,632)			(4,014)
Gain (loss) on discontinued operations (a)				91			(12)
Net loss				(2,541)			(4,026)
Less: Net income attributable to noncontrolling interests				190			249
Net loss attributable to the Partnership				$(2,731)			$(4,275)
Segment gross margin (b) (c)	$10,688	$7,864	$2,828	$21,380	$10,310	$2,668	$12,978

	Nine months ended September 30,
	2013				2012
	Gathering and Processing	Transmission	Terminals	Total	Gathering and Processing	Transmission	Total
Revenue	$144,658	$65,532	$6,326	$216,516	$101,307	$37,116	$138,423
Gain on commodity derivatives, net	110	—	—	110	3,157	—	3,157
Total revenue	144,768	65,532	6,326	216,626	104,464	37,116	141,580
Operating expenses:
Purchases of natural gas, NGLs and condensate	116,568	46,103	—	162,671	74,775	25,300	100,075
Direct operating expenses	10,694	8,943	1,261	20,898	7,531	4,019	11,550
Selling, general and administrative expenses				13,748			10,101
Equity compensation expense				1,877			1,272
Depreciation, amortization and accretion expense				22,271			15,722
Total operating expenses				221,465			138,720
Gain on involuntary conversion of property, plant and equipment				343			—
Gain on sale of assets, net				—			121
Loss on impairment of property, plant and equipment				(15,232)			—
Operating (loss) income				(19,728)			2,981
Interest and other expense				(6,958)			(3,083)
Net loss before income tax benefit				(26,686)			(102)
Income tax benefit				589			—
Net loss from continuing operations				(26,097)			(102)
(Loss) gain on discontinued operations (a)				(1,766)			94
Net loss				(27,863)			(8)
Less: Net income attributable to noncontrolling interests				533			249
Net loss attributable to the Partnership				$(28,396)			$(257)
Segment gross margin (b) (c)	$28,454	$19,296	$5,065	$52,815	$27,321	$9,472	$36,793

(a)	Gain (loss) on discontinued operations impacts our Gathering and Processing Segment.

(b)
Segment gross margin for our Gathering and Processing Segment consists of revenue, realized gain (loss) on commodity derivatives less construction, operating and maintenance agreement (“COMA”) income, less purchases of natural gas, NGLs and condensate. Segment gross margin for our Transmission Segment consists of revenue, less COMA income, less purchases of natural gas. Gross margin consists of the sum of the segment gross margin amounts for each of these segments. As an indicator of our operating performance, gross margin should not be considered an alternative to, or more meaningful than, net income or cash flow from operations as determined in accordance with GAAP. Our gross margin may not be comparable to a similarly titled measure of another company because other entities may not calculate gross margin in the same manner. Effective October 1, 2012, we changed our segment gross margin measure to exclude COMA income. For the three months ended September 30, 2013 and 2012, $0.3 million and less than $0.1 million, respectively in COMA income was excluded from our Gathering and Processing segment gross margin and less than $0.1 million and $0.8 million, respectively, in COMA income was excluded from our Transmission Segment gross margin. For the nine months ended September 30, 2013 and 2012, $0.4 million and $0.6 million, respectively, in COMA income was excluded from our Gathering and Processing Segment gross margin and $0.1 million and $2.3 million, respectively, in COMA income was excluded from our Transmission segment gross margin.

(c)
Segment gross margin for our Terminals segment consists of revenue generated from fee-based compensation on guaranteed "take or pay" contracts and throughput fees charged to our customers less direct operating expense which includes direct labor, general materials and supplies and direct overhead.

Asset information, including capital expenditures, by segment is not included in reports used by our management in their monitoring of performance and therefore is not disclosed.